Inventories (Schedule Of Inventories) (Details) - USD ($) $ in Thousands	Aug. 29, 2015	May. 30, 2015
Inventories [Abstract]
Flocks	$ 89,206	$ 87,280
Eggs	16,638	15,507
Feed and supplies	42,747	43,473
Total inventories	$ 148,591	$ 146,260